UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-8644
The Coventry Funds Trust
(Exact name of registrant as specified in charter)

3435 Stelzer Road, Columbus, Ohio	43219

(Address of principal executive offices)	(Zip code)
Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219
(Name and address of agent for service)
Registrant’s telephone number, including area code: 614-470-8000
Date of fiscal year end: December 31
Date of reporting period: March 31, 2008

Item 1. Schedule of Investments.

Free Enterprise Action Fund
Schedule of Portfolio Investments
March 31, 2008
(Unaudited)

	Shares	Value
Common Stocks—92.5%
Advertising—0.1%
Interpublic Group of Companies, Inc.*	376	$3,162
Omnicom Group, Inc.	288	12,724

		15,886

Aerospace & Defense—2.2%
Boeing Co.	727	54,067
General Dynamics Corp.	367	30,597
Goodrich Corp.	106	6,096
Lockheed Martin Corp.	321	31,875
Northrop Grumman Corp.	312	24,277
Raytheon Co.	409	26,426
Rockwell Collins, Inc.	143	8,172
United Technologies Corp.	914	62,901

		244,411

Agricultural Operations—0.7%
Archer-Daniels-Midland Co.	595	24,490
Monsanto Co.	493	54,970

		79,460

Airlines—0.1%
Southwest Airlines Co.	665	8,246

Apparel/Footwear—0.5%
Coach, Inc.*	346	10,432
Gap, Inc.	451	8,876
Limited Brands, Inc.	286	4,890
NIKE, Inc. — Class B	345	23,460
V.F. Corp.	75	5,813

		53,471

Automotive—0.7%
AutoZone, Inc.*	44	5,009
Cummins, Inc.	176	8,240
Ford Motor Co.*	1,590	9,095
General Motors Corp.	515	9,811
Genuine Parts Co.	145	5,832
Johnson Controls, Inc.	540	18,252
PACCAR, Inc.	338	15,210
WABCO Holdings, Inc.	49	2,235

		73,684

Banks—7.0%
Banco Bilbao Vizcaya Argentaria, S.A.	123	2,705
Bank of America Corp.	4,193	158,957
Bank of New York Mellon Corp.	1,031	43,024
BB&T Corp.	488	15,645
Citigroup, Inc.	4,580	98,103
Comerica, Inc.	135	4,736
Fifth Third Bancorp	505	10,564
First Horizon National Corp.	105	1,471
Huntington Bancshares, Inc.	201	2,161
JPMorgan Chase & Co.	3,207	137,741
KeyCorp	341	7,485
M&T Bank Corp.	66	5,312
National City Corp.	568	5,651
Northern Trust Corp.	158	10,502
PNC Financial Services Group, Inc.	273	17,901
Regions Financial Corp.	657	12,976
State Street Corp.	310	24,490
SunTrust Banks, Inc.	328	18,086
Synovus Financial Corp.	272	3,008
Toronto-Dominion	65	4,015
U.S. Bancorp	1,603	51,873
Wachovia Corp.	1,778	48,006
Wells Fargo & Co.	3,133	91,170
Zions Bancorp	89	4,054

		779,636

Biotechnology—1.1%
Amgen, Inc.*	1,050	43,869
Biogen Idec, Inc.*	289	17,829
Genzyme Corp.*	221	16,473
Gilead Sciences, Inc.*	836	43,079

		121,250

Brokerage Services—1.6%
Bear Stearns Companies, Inc.	101	1,059
Charles Schwab Corp.	928	17,474
Goldman Sachs Group, Inc.	402	66,487
Lehman Brothers Holdings, Inc.	487	18,331
Merrill Lynch & Company, Inc.	809	32,959
Morgan Stanley	978	44,694

		181,004

Building Materials— 0.2%
Masco Corp.	335	6,643
Trane, Inc.	148	6,793
Vulcan Materials Co.	81	5,379

		18,815

Casino Services—0.1%
International Game Technology, Inc.	287	11,540

Chemicals—0.9%
Dow Chemical Co.	873	32,170
E.I. du Pont de Nemours & Co.	831	38,858
Eastman Chemical Co.	70	4,371
Ecolab, Inc.	151	6,558
PPG Industries, Inc.	139	8,411
Rohm & Haas Co.	121	6,544

		96,912

Commercial Services—0.1%
Cintas Corp.	116	3,311
Paychex, Inc.	287	9,832

		13,143

Computer Software & Services—3.8%
Adobe Systems, Inc.*	522	18,578
Affiliated Computer Services, Inc.*	98	4,911
Autodesk, Inc.*	197	6,202
Automatic Data Processing, Inc.	505	21,407
BMC Software, Inc.*	172	5,593
CA, Inc.	347	7,808
Citrix Systems, Inc.*	155	4,546
Cognizant Technology Solutions Corp. — Class A*	240	6,919
Electronic Arts, Inc.*	259	12,929
Fiserv, Inc.*	147	7,069
Intuit, Inc.*	291	7,860
Metavante Technologies, Inc.*	71	1,419
Microsoft Corp.	7,938	225,280
Netapp, Inc.*	313	6,276
Oracle Corp.*	3,659	71,570

SanDisk Corp.*	189	4,266

Free Enterprise Action Fund
Schedule of Portfolio Investments
March 31, 2008
(Unaudited)

	Shares	Value
Common Stocks (continued)
Computer Software & Services (continued)
Sun Microsystems, Inc.*	741	$11,508
Teradata Corp.*	153	3,375

		427,516

Computers & Peripherals—5.5%
Apple Computer, Inc.*	802	115,087
Cisco Systems, Inc.*	5,665	136,470
Computer Sciences Corp.*	146	5,955
Dell, Inc.*	2,068	41,195
Electronic Data Systems Corp.	436	7,259
EMC Corp.*	2,055	29,469
Hewlett-Packard Co.	2,510	114,607
IBM Corp.	1,387	159,699
NCR Corp.*	153	3,493

		613,234

Construction—0.1%
D. R. Horton, Inc.	231	3,638
Fluor Corp.	75	10,587

		14,225

Consumer Products—2.8%
Avon Products, Inc.	407	16,093
Colgate-Palmolive Co.	470	36,618
Fortune Brands, Inc.	128	8,896
Kimberly-Clark Corp.	412	26,594
Newell Rubbermaid, Inc.	233	5,329
Procter & Gamble Co.	2,936	205,725
The Clorox Co.	128	7,250
The Estee Lauder Companies, Inc. – Class A	108	4,952

		311,457

Containers—0.0%
Ball Corp.	87	3,997

Cruise Lines— 0.1%
Carnival Corp. — Class A	404	16,354

Diversified Manufacturing Operations—5.2%
3M Co.	678	53,664
Cooper Industries Ltd. — Class A	156	6,263
Danaher Corp.	220	16,727
Dover Corp.	173	7,228
Eaton Corp.	127	10,118
General Electric Co.	9,606	355,518
Honeywell International, Inc.	737	41,582
Illinois Tool Works, Inc.	384	18,520
Ingersoll-Rand Co. Ltd. — Class A	270	12,037
ITT Industries, Inc.	156	8,082
Parker Hannifin Corp.	153	10,598
Precision Castparts Corp.	117	11,943
Textron, Inc.	212	11,749
Tyco International Ltd.	455	20,043

		584,072

Electronics—0.8%
Agilent Technologies, Inc.*	344	10,261
Emerson Electric Co.	737	37,926
Harman International Industries, Inc.	54	2,351
L-3 Communications Holdings, Inc.	105	11,481
Rockwell Automation, Inc.	148	8,498
Tyco Electronics Ltd.	460	15,787
W.W. Grainger, Inc.	63	4,813

		91,117

Financial Services—2.1%
AMBAC Financial Group, Inc.	88	506
American Express Co.	1,101	48,136
Ameriprise Financial, Inc.	206	10,681
Capital One Financial Corp.	376	18,507
CIT Group, Inc.	168	1,991
CME Group, Inc.	34	15,949
Countrywide Financial Corp.	714	3,927
Discover Financial Services	451	7,383
E*TRADE Financial Corp.*	362	1,397
Equifax, Inc.	108	3,724
Fannie Mae	891	23,451
Fidelity National Information Services, Inc.	137	5,225
Franklin Resources, Inc.	151	14,645
Freddie Mac	628	15,901
Guaranty Financial Group, Inc.*	30	319
H&R Block, Inc.	271	5,626
Janus Capital Group, Inc.	174	4,049
Legg Mason, Inc.	111	6,214
Marshall & Ilsley Corp.	213	4,942
MBIA, Inc.	113	1,381
Moody’s Corp.	199	6,931
SLM Corp.*	374	5,741
T. Rowe Price Group, Inc.	222	11,100
Western Union Co.	646	13,740

		231,466

Food & Beverages—3.6%
Anheuser-Busch Companies., Inc.	698	33,120
Brown-Forman Corp. — Class B	67	4,437
Campbell Soup Co.	193	6,552
Coca-Cola Co.	1,886	114,801
Coca-Cola Enterprises, Inc.	232	5,614
ConAgra Foods, Inc.	429	10,275
General Mills, Inc.	316	18,922
H.J. Heinz Co.	279	13,105
Hershey Foods Corp.	147	5,538
Kellogg Co.	211	11,090
Kraft Foods, Inc. — Class A	1,322	40,995
PepsiCo, Inc.	1,500	108,300
Sara Lee Corp.	637	8,905
The Pepsi Bottling Group, Inc.	115	3,900
Wm. Wrigley Jr. Co.	206	12,945

		398,499

Food Distributors, Supermarkets & Wholesalers—0.5%
Kroger Co.	654	16,612
Safeway, Inc.	374	10,977
SUPERVALU, Inc.	177	5,307
Sysco Corp.	559	16,222
Whole Foods Market, Inc.	121	3,989

		53,107

Forest Products & Paper—0.3%
International Paper Co.	410	11,152
MeadWestvaco Corp.	154	4,192
Temple-Inland, Inc.	90	1,145

Free Enterprise Action Fund
Schedule of Portfolio Investments
March 31, 2008
(Unaudited)

	Shares	Value
Common Stocks (continued)
Forest Products & Paper (continued)
Weyerhaeuser Co.	206	$13,398

		29,887

Health Care—1.4%
Aetna, Inc.	488	20,540
Coventry Health Care, Inc.*	132	5,326
Express Scripts, Inc.*	232	14,922
Humana, Inc.*	139	6,236
McKesson Corp.	271	14,192
Medco Health Solutions, Inc.*	522	22,858
UnitedHealth Group, Inc.	1,222	41,988
WellPoint, Inc.*	559	24,669

		150,731

Homebuilders—0.0%
Centex Corp.	101	2,445

Hotels & Motels—0.2%
Marriott International, Inc. — Class A	290	9,965
Starwood Hotels & Resorts Worldwide, Inc.	183	9,470
Wyndham Worldwide Corp.	169	3,495

		22,930

Household Appliances—0.1%
Whirlpool Corp.	66	5,727

Industrial Gases—0.4%
Air Products & Chemicals, Inc.	200	18,400
Praxair, Inc.	293	24,679

		43,079

Information Technology—0.0%
Total System Services, Inc.	132	3,114

Instruments — Scientific—0.3%
Applera Corp. — Applied Biosystems Group	155	5,093
Thermo Fisher Scientific, Inc.*	372	21,145
Waters Corp.*	87	4,846

		31,084

Insurance—4.0%
ACE Ltd.	295	16,243
AFLAC, Inc.	449	29,163
Allstate Corp.	566	27,202
American International Group, Inc.	2,418	104,578
Aon Corp.	263	10,573
Chubb Corp.	371	18,357
CIGNA Corp.	261	10,589
Cincinnati Financial Corp.	146	5,554
Genworth Financial, Inc. — Class A	382	8,648
Hartford Financial Services Group, Inc.	279	21,140
Lincoln National Corp.	264	13,728
Loews Corp.	412	16,571
Marsh & McLennan Companies, Inc.	495	12,053
MetLife, Inc.	690	41,579
MGIC Investment Corp.	70	737
Principal Financial Group, Inc.	228	12,704
Progressive Corp.	650	10,445
Prudential Financial, Inc.	436	34,117
SAFECO Corp.	88	3,861
The Travelers Companies, Inc.	622	29,763
Torchmark Corp.	84	5,049
Unum Group	289	6,361
XL Capital Ltd. — Class A	152	4,492

		443,507

Internet Business Services—0.8%
Amazon.com, Inc.*	285	20,320
eBay, Inc.*	1,060	31,630
IAC/InterActiveCorp*	189	3,924
Juniper Networks, Inc.*	478	11,950
Symantec Corp.*	824	13,695
VeriSign, Inc.*	208	6,914

		88,433

Machinery—0.7%
Caterpillar, Inc.	587	45,956
Deere & Co.	417	33,544

		79,500

Medical — Drugs—4.5%
Abbott Laboratories	1,392	76,769
Allergan, Inc.	256	14,436
Barr Pharmaceuticals, Inc.*	90	4,348
Bristol-Myers Squibb Co.	1,786	38,042
Celgene Corp.*	338	20,716
Eli Lilly & Co.	894	46,121
Forest Laboratories, Inc. — Class A*	269	10,763
Hospira, Inc.*	131	5,603
King Pharmaceuticals, Inc.*	208	1,810
Merck & Company, Inc.	2,030	77,038
Pfizer, Inc.	6,682	139,854
PharMerica Corp.*	14	232
Schering-Plough Corp.	1,357	19,554
Wyeth	1,236	51,615

		506,901

Medical Information Systems—0.0%
IMS Health, Inc.	170	3,572

Medical Labs & Testing Services—0.1%
Laboratory Corp. of America Holdings*	106	7,810
Quest Diagnostics, Inc.	135	6,112

		13,922

Medical Products—3.5%
AmerisourceBergen Corp.	168	6,885
Baxter International, Inc.	596	34,461
Becton Dickinson & Co.	222	19,059
Boston Scientific Corp.*	1,088	14,002
C.R. Bard, Inc.	87	8,387
Cardinal Health, Inc.	364	19,113
Covidien Ltd.	455	20,134
Johnson & Johnson	2,702	175,279
Medtronic, Inc.	1,039	50,256
St. Jude Medical, Inc.*	297	12,827
Stryker Corp.	266	17,303
Zimmer Holdings, Inc.*	216	16,818

		394,524

Metals & Mining—0.7%
Alcoa, Inc.	794	28,632

Free Enterprise Action Fund
Schedule of Portfolio Investments
March 31, 2008
(Unaudited)

	Shares	Value
Common Stocks (continued)
Metals & Mining (continued)
Freeport-McMoRan Copper & Gold, Inc. — Class B	313	$30,117
Newmont Mining Corp.	381	17,259
Patriot Coal Corp.*	22	1,033

		77,041

Motorcycles—0.1%
Harley-Davidson, Inc.	223	8,363

Multimedia— 2.5%
CBS Corp. — Class B	658	14,529
Citadel Broadcasting Corp.	134	222
Clear Channel Communications, Inc.	455	13,295
Comcast Corp. — Class A	2,739	52,972
News Corp. — Class A	1,971	36,956
News Corp. — Class B	140	2,666
The DIRECTV Group, Inc.*	686	17,006
The E.W. Scripps Co. — Class A	70	2,941
Time Warner, Inc.	3,722	52,182
Viacom, Inc. — Class B*	597	23,653
Walt Disney Co.	1,871	58,712

		275,134

Newspapers—0.1%
Gannett Co., Inc.	199	5,781

Non-Hazardous Waste Disposal—0.2%
Waste Management, Inc.	492	16,512

Office Equipment & Supplies—0.4%
Avery Dennison Corp.	78	3,841
Office Depot, Inc.*	238	2,630
Pitney Bowes, Inc.	188	6,584
Staples, Inc.	614	13,576
Xerox Corp.	895	13,398

		40,029

Oil & Gas—12.0%
Anadarko Petroleum Corp.	421	26,536
Apache Corp.	300	36,246
Baker Hughes, Inc.	297	20,344
BJ Services Co.	254	7,242
Chesapeake Energy Corp.	327	15,091
ChevronTexaco Corp.	2,030	173,281
ConocoPhillips	1,524	116,144
Devon Energy Corp.	405	42,254
El Paso Corp.	583	9,701
EOG Resources, Inc.	221	26,520
Exxon Mobil Corp.	5,438	459,946
Halliburton Co.	922	36,262
Hess Corp.	223	19,664
Marathon Oil Corp.	649	29,594
Murphy Oil Corp.	158	12,978
Nabors Industries Ltd.*	266	8,983
National-Oilwell Varco, Inc.*	321	18,740
Noble Corp.	230	11,424
Occidental Petroleum Corp.	780	57,073
Schlumberger Ltd.	1,100	95,700
Smith International, Inc.	169	10,855
Sunoco, Inc.	106	5,562
Transocean, Inc.*	202	27,310
Valero Energy Corp.	553	27,158
Weatherford International Ltd.*	308	22,321
XTO Energy, Inc.	420	25,981

		1,342,910

Paints & Coatings—0.0%
Sherwin-Williams Co.	96	4,900

Photo Equipment & Supplies—0.0%
Eastman Kodak Co.	243	4,294

Pipelines—0.3%
Questar Corp.	144	8,145
Spectra Energy Corp.	527	11,989
Williams Companies, Inc.	537	17,710

		37,844

Printing & Publishing—0.2%
McGraw-Hill Companies, Inc.	321	11,861
R.R. Donnelley & Sons Co.	181	5,486

		17,347

Railroads—0.9%
Burlington Northern Santa Fe Corp.	322	29,695
CSX Corp.	403	22,596
Norfolk Southern Corp.	345	18,740
Union Pacific Corp.	244	30,593

		101,624

Real Estate—0.0%
CB Richard Ellis Group, Inc. — Class A*	155	3,354

Real Estate Investment Trusts—0.7%
Boston Properties, Inc.	97	8,931
Equity Residential	245	10,165
Forestar Real Estate Group, Inc.*	30	747
Kimco Realty Corp.	185	7,246
Plum Creek Timber Company, Inc.	152	6,186
ProLogis	208	12,243
Public Storage, Inc.	103	9,128
Simon Property Group, Inc.	202	18,768
Vornado Realty Trust	104	8,966

		82,380

Restaurants—0.9%
Darden Restaurants, Inc.	123	4,004
McDonald’s Corp.	1,107	61,737
Starbucks Corp.*	697	12,197
Yum! Brands, Inc.	460	17,117

		95,055

Retail—3.9%
Bed Bath & Beyond, Inc.*	238	7,021
Best Buy Company, Inc.	369	15,299
Costco Wholesale Corp.	420	27,287
CVS Corp.	1,397	56,592
Family Dollar Stores, Inc.	127	2,477
Home Depot, Inc.	1,843	51,549
J.C. Penney Company, Inc.	188	7,090
Kohl’s Corp.*	296	12,695
Lowe’s Companies, Inc.	1,393	31,955
Macy’s, Inc.	490	11,299
Nordstrom, Inc.	193	6,292

Free Enterprise Action Fund
Schedule of Portfolio Investments
March 31, 2008
(Unaudited)

	Shares	Value
Common Stocks (continued)
Retail (continued)
Sears Holding Corp.*	70	$7,146
Target Corp.	780	39,530
Tiffany & Co.	115	4,812
TJX Companies, Inc.	381	12,600
Wal-Mart Stores, Inc.	2,129	112,156
Walgreen Co.	914	34,814

		440,614

Savings & Loans—0.1%
Sovereign Bancorp, Inc.	301	2,805
Washington Mutual, Inc.	865	8,910

		11,715

Schools—0.0%
Apollo Group, Inc. — Class A*	119	5,141

Semiconductors—2.2%
Advanced Micro Devices, Inc.*	459	2,704
Altera Corp.	304	5,603
Analog Devices, Inc.	300	8,856
Applied Materials, Inc.	1,266	24,700
Broadcom Corp. — Class A*	398	7,669
Intel Corp.	5,340	113,101
KLA-Tencor Corp.	169	6,270
Linear Technology Corp.	257	7,887
Maxim Integrated Products, Inc.	273	5,566
Micron Technology, Inc.*	625	3,731
National Semiconductor Corp.	253	4,635
NVIDIA Corp.*	447	8,846
Texas Instruments, Inc.	1,373	38,815
Xilinx, Inc.	289	6,864

		245,247

Staffing—0.0%
Robert Half International, Inc.	144	3,707

Steel— 0.3%
Allegheny Technologies, Inc.	86	6,137
Nucor Corp.	275	18,629
United States Steel Corp.	104	13,194

		37,960

Telecommunications—3.5%
AT&T, Inc.	5,777	221,259
CenturyTel, Inc.	97	3,224
Citizens Communications Co.	272	2,853
Corning, Inc.	1,431	34,401
Embarq Corp.	126	5,053
Qwest Communications International, Inc.	1,341	6,075
Sprint Nextel Corp.	2,685	17,963
Verizon Communications, Inc.	2,684	97,832
Windstream Corp.	399	4,768

		393,428

Tobacco—1.4%
Altria Group, Inc.	1,938	43,023
Philip Morris International*	1,938	98,024
Reynolds American, Inc.	136	8,028
UST, Inc.	136	7,415

		156,490

Tools — Hand Held—0.0%
Black & Decker Corp.	57	3,768

Toys—0.1%
Hasbro, Inc.	137	3,822
Mattel, Inc.	320	6,368

		10,190

Transportation Services—0.9%
FedEx Corp.	281	26,040
United Parcel Service, Inc. — Class B	978	71,414

		97,454

Utilities — Electric—3.1%
AES Corp.*	560	9,335
Allegheny Energy, Inc.	139	7,020
Ameren Corp.	174	7,663
American Electric Power Company, Inc.	363	15,112
CenterPoint Energy, Inc.	264	3,767
CONSOL Energy, Inc.	155	10,724
Consolidated Edison, Inc.	209	8,297
Constellation Energy Group	152	13,417
Dominion Resources, Inc.	631	25,770
DTE Energy Co.	149	5,795
Duke Energy Corp.	1,128	20,135
Edison International	301	14,755
Entergy Corp.	188	20,507
Exelon Corp.	605	49,168
FirstEnergy Corp.	294	20,174
FPL Group, Inc.	366	22,963
Peabody Energy Corp.	224	11,424
PG&E Corp.	294	10,825
PPL Corp.	348	15,980
Progress Energy, Inc.	215	8,965
Public Service Enterprise Group, Inc.	456	18,327
Southern Co.	675	24,037
Xcel Energy, Inc.	343	6,843

		351,003

Utilities — Natural Gas—0.1%
Sempra Energy	221	11,775

Web Portals/ISP—1.1%
Google, Inc. — Class A*	206	90,737
Yahoo!, Inc.*	1,146	33,154

		123,891

Wireless Communications—0.7%
Motorola, Inc.	2,220	20,646

Free Enterprise Action Fund
Schedule of Portfolio Investments
March 31, 2008
(Unaudited)

	Shares	Value
Common Stocks (continued)
Wireless Communications (continued)
QUALCOMM, Inc.	1,505	$61,705

		82,351

Total Common Stocks (Cost $10,362,703)		10,349,160

Short-Term Investments—7.4%
Huntington Money Market Fund	831,874	831,874

Total Short-Term Investments (Cost $831,874)		831,874

Total Investments (Cost $11,194,577)(a)— 99.9%		11,181,034

Other Assets in Excess of Liabilities — 0.1%		12,939

Net Assets — 100.0%		$11,193,973

(a)	Represents cost for financial reporting purposes. Cost of investments for federal income tax purposes differs from value by net unrealized depreciation of securities as follows:

Gross Unrealized Appreciation	$1,313,554
Gross Unrealized Depreciation	(1,328,759)

Net Unrealized Depreciation	$(15,205)

*	Non-income producing security.

EM Capital India Gateway Fund and Subsidiary
Consolidated Schedule of Investments
March 31, 2008
(Unaudited)

Description	Shares	Value

Common Stock—100.2%
Automotive— 5.5%
Amtek Auto, Ltd.	360	$2,305
Ashok Leyland, Ltd. *	6,000	5,314
Bajaj Auto, Ltd. *	50	1,103
Mahindra & Mahindra, Ltd.	220	3,837
Maruti Udyog, Ltd. *	200	4,138

		16,697

Business Services— 1.5%
Great Eastern Shipping Co., Ltd.	500	4,718

Conglomerate— 0.7%
Aditya Birla Nuvo, Ltd. *	60	2,096

Consumer Goods— 9.4%
Empee Distilleries, Ltd. *	1,000	3,830
ITC, Ltd.	930	4,799
Jyothy Laboratories, Ltd. *	300	5,894
Radico Khaitan, Ltd.	470	1,289
Rajesh Exports, Ltd.	4,090	7,935
United Breweries, Ltd.	300	1,400
United Spirits, Ltd. *	100	3,758

		28,905

Energy— 6.7%
Cesc, Ltd.	180	1,856
Hindustan Petroleum Corp., Ltd.	350	2,245
Oil & Natural Gas Corp., Ltd.	130	3,189
Reliance Energy, Ltd. *	150	4,694
Reliance Industries, Ltd. *	150	8,503

		20,487

Engineering— 9.4%
Alstom Power India, Ltd. *	110	1,599
IVRCL Infra & Projects, Ltd.	220	2,232
Jaiprakash Associates, Ltd.	1,200	6,802
Larsen & Toubro, Ltd.	240	18,229

		28,862

Financial Services— 14.4%
Axis Banks, Ltd.	560	11,066
Bajaj Finserv, Ltd. *	50	552
Bajaj Holdings and Investment, Ltd.	50	865
Central Bank of India	800	1,739
Corporation Bank	600	4,233
Dena Bank	1,000	1,271
Dewan Housing Finance Corporation, Ltd.	400	1,072
Housing Development Finance Corp.	50	2,977
ICICI Bank, Ltd.	400	7,700
Motilal Oswal Financial Services, Ltd. *	120	2,034
Reliance Capital, Ltd.	150	4,611
Shriram Transport Finance Co., Ltd.	340	2,872
Yes Bank, Ltd. *	750	3,166

		44,158

Healthcare— 4.1%
Ajanta Pharma, Ltd.	1,000	2,012
Alembic, Ltd.	1,000	1,387
Apollo Hospitals Enterprise, Ltd.	180	2,292
Ranbaxy Laboratories, Ltd.	630	6,911

		12,602

Hotels— 1.7%
Asian Hotels, Ltd.	120	1,597
Hotel Leela Venture, Ltd.	1,800	1,808
Indian Hotels Rights *	125	144
Indian Hotels, Ltd.	625	$1,754

		5,303

Industrial Materials— 17.8%
Asian Paints, Ltd.	350	10,507
Everest Kanto Cylinder, Ltd.	930	6,261
Grasim Industries, Ltd. *	30	1,933
Gujarat Sidhee Cements, Ltd. *	2,800	1,447
Hindustan Zinc, Ltd.	120	1,577
Icsa India, Ltd.	900	8,940
Jain Irrigation Systems, Ltd.	800	11,849
Jindal Saw, Ltd.	120	1,947
JK Cements, Ltd.	520	2,142
Sterlite Industries (India), Ltd. *	440	7,865

		54,468

Information— 5.3%
Creative Eye, Ltd. *	3,000	1,058
Infosys Technologies, Ltd.	50	1,801
Prithvi Information Solutions, Ltd.	290	1,195
Rolta India, Ltd.	340	2,223
Satyam Computers, Ltd.	510	5,057
Tata Consultancy Services, Ltd.	80	1,622
Wipro, Ltd.	305	3,297

		16,253

Manufacturing— 12.6%
Ador Fontech, Ltd.	1,000	2,651
Bharat Heavy Electricals, Ltd.	100	5,157
Bombay Rayons Fashions, Ltd.	1,230	8,950
Champagne Indage, Ltd.	520	6,904
KEI Industries, Ltd.	600	877
Kirloskar Oil Engines, Ltd.	1,500	4,036
Lloyd Electric & Engineering, Ltd.	100	240
Nilkamal, Ltd.	1,600	7,490
Ritesh Properties & Industries, Ltd. *	600	940
Vardhman Textiles, Ltd. *	560	1,484

		38,729

Media— 1.0%
Balaji Telefilms, Ltd. *	600	2,877

Paper— 0.9%
Ballarpur Industries, Ltd.	1,860	1,294
West Coast Paper Mills, Ltd.	900	1,467

		2,761

Real Estate— 6.7%
DLF, Ltd.	140	2,262
Housing Development and Infrastructure, Ltd.	700	11,511
Peninsula Land, Ltd.	2,400	5,347
Purvankara Projects, Ltd. *	225	1,357

		20,477

Telecommunications— 2.5%
Bharti Airtel, Ltd. *	310	6,408

EM Capital India Gateway Fund and Subsidiary
Consolidated Schedule of Investments, continued
March 31, 2008
(Unaudited)

Description	Shares	Value
Common Stock—Continued
Telecommunications — Continued
Subex Azure, Ltd.	260	$1,313

		7,721

Total Common Stock (Cost $350,668) (a) — 100.2%		307,114

Liabilities in excess of other assets — (0.2%)		(624)

NET ASSETS — 100.0%		$306,490

_____________________
(a)	Represents cost for financial reporting and is substantially the same for federal income tax purposes and differs by net unrealized depreciation of securities as follows:

Gross Unrealized appreciation	$7,644
Gross Unrealized depreciation	(51,793)

Net Unrealized depreciation	$(44,149)

*	Non-income producing securities

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Coventry Funds Trust

By (Signature and Title)	/s/ Robert W. Silva Robert W. Silva, Treasurer
Date May 30, 2008
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ David Bunstine David Bunstine, President
Date May 30, 2008

By (Signature and Title)	/s/ Robert W. Silva Robert W. Silva, Treasurer
Date May 30, 2008